STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2025 shares
Shares outstanding (in shares)	5,039,438
Class B ordinary shares | Cartesian Growth Corporation III
Shares outstanding (in shares)	6,900,000
Private Placement Warrants | Cartesian Growth Corporation III
Number of warrants issued	6,800,000